Finance Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Finance Lease Liabilities Abstract
Schedule of finance lease liabilities
	As of December 31,
	2022	2021
Current portion	$398,136	$619,301
Non-current portion	233,550	666,455
Finance lease liabilities	$631,686	$1,285,756

Schedule of minimum lease payments under finance lease agreements
	As of December 31,
	2022	2021
Within 1 year	$423,514	$673,105
After 1 year but within 5 years	253,448	713,092
Less: Finance charges	(45,276)	(100,441)
Present value of finance lease liabilities, net	$631,686	$1,285,756

Schedule of lease assets under a finance lease
	As of December 31,
	2022	2021
Cost	$1,571,075	$2,819,697
Less: Accumulated depreciation	(564,844)	(927,408)
Net book value	$1,006,231	$1,892,290